Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CAD ($) shares
Current assets [abstract]
Cash and cash equivalents	$ 108,518,000		$ 131,054,000		$ 50,915,000
Trade and other receivables	3,075,000		1,913,000
Inventories	3,746,000		3,580,000
Investments-equity instruments	6,292,000		10,400,000
Prepaid expenses and other	2,093,000		1,594,000
Total current assets	123,724,000		148,541,000
Non-current assets [abstract]
Inventories-ore in stockpiles	2,098,000		2,098,000
Investments-equity instruments	1,755,000		117,000
Investments-uranium	231,088,000		276,815,000
Investments-convertible debentures	13,000,000		15,565,000
Investments-joint venture	20,663,000		17,290,000
Restricted cash and investments	11,624,000		11,231,000
Property, plant and equipment	259,661,000		254,946,000
Total assets	663,613,000		726,603,000
Current liabilities [abstract]
Accounts payable and accrued liabilities	21,333,000		10,822,000
Current portion of long-term liabilities:
Deferred revenue	4,501,000	$ 4,501	4,535,000	$ 4,535
Reclamation obligations	1,713,000		2,256,000
Other liabilities	6,344,000		333,000
Total current liabilities	33,891,000		17,946,000
Non-current liabilities [abstract]
Deferred revenue	29,492,000	$ 29,492	30,423,000	$ 30,423
Reclamation obligations	30,601,000		32,642,000
Other liabilities	2,936,000		1,201,000
Deferred income tax liability	2,371,000		2,607,000
Total liabilities	99,291,000		84,819,000
Equity [abstract]
Share capital	1,665,189,000		1,655,024,000		1,539,209,000
Contributed surplus	73,311,000		69,823,000
Deficit	(1,176,000,000)		(1,084,881,000)
Accumulated other comprehensive income	1,822,000		1,818,000
Total equity	564,322,000		641,784,000		$ 436,016,000
Total liabilities and equity	$ 663,613,000		$ 726,603,000
Issued and outstanding common shares | shares	895,713,101	895,713,101	890,970,371	890,970,371	826,325,592